Stock-based Compensation - Summary of Share Option Plan (Detail)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options outstanding, Beginning balance | shares	15,449,513
Number of Options, Granted | shares	239,610
Number of Options, Exercised | shares	(512,357)
Number of Options, Forfeited | shares	(38,017)
Number of Options outstanding, Ending balance | shares	15,138,749
Number of Options, exercisable | shares	11,985,418
Weighted- Average Exercise price, Beginning balance | $ / shares	$ 0.73
Weighted- Average Exercise price, Granted | $ / shares	6.28
Weighted- Average Exercise price, Exercised | $ / shares	0.3
Weighted- Average Exercise price, Forfeited | $ / shares	0.86
Weighted- Average Exercise price, Ending balance | $ / shares	0.83
Weighted- Average Exercise price, exercisable | $ / shares	$ 0.72